Subsequent Events	9 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 11 — Subsequent Events

Subsequent to the Spin-off from Inpixon, the Company issued 3,666,733 shares of common stock, reserved for in treasury stocks, to holders of Inpixon warrants, that have exercised such warrants.

On November 30, 2018 the Company entered into an investment advisory agreement and under the terms of the agreement the Company provided consideration of $20,000 and issued 648,222 shares of the Company’s common stock.